Note 15 - Stock-based Compensation - RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Nonvested at January 1, 2019 (in shares) | shares	80,763,800
Nonvested at January 1, 2019, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0353
Granted (in shares) | shares	41,754,000
Granted, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0329
Vested (in shares) | shares	(28,661,400)
Vested, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0372
Forfeited and expired (in shares) | shares	(4,411,050)
Forfeited and expired, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0309
Nonvested at December 31, 2019 (in shares) | shares	89,445,350
Nonvested at December 31, 2019, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0338